                               Janus Aspen Series
                              Institutional Shares
                                 Service Shares

                        Supplement dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES section under the CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings.

The non-money market Portfolios' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market portfolio's full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Portfolios' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (top five portfolio holdings for Forty Portfolio, Global Technology Portfolio, and Global Life Sciences Portfolio) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the Portfolios are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Portfolios will be made available to any person monthly upon request, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Portfolios.

The Portfolios' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information for each Portfolio. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that a Portfolio has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                                              Frequency            Lag Time
----                                                              ---------            --------
Callan Associates                                             Quarterly            Current
Charles River Systems, Inc.                                   As needed            Current
Check Free Investment Services                                Daily                Current
Citibank, N.A.                                                Daily                Current
CMS BondEdge                                                  As needed            Current
eVestment Alliance                                            Quarterly            Current
Eagle Investment Systems Corp.                                As needed            Current
Factset Research Systems, Inc.                                As needed            Current
Financial Models Company, Inc.                                As needed            Current
FT Interactive Data Corporation                               Daily                Current
Institutional Shareholder Services, Inc.                      Daily                Current
International Data Corporation                                Daily                Current
Investment Technology Group, Inc.                             Daily                Current
Lehman Brothers Inc.                                          Daily                Current
Marco Consulting                                              Monthly              Current
Markit Loans, Inc.                                            Daily                Current
Mercer Investment Consulting, Inc.                            Quarterly            Current
Moody's Investors Service Inc.                                Weekly               7 days or more
NEPC                                                          Quarterly            Current
PricewaterhouseCoopers LLP                                    As needed            Current
Reuters America Inc.                                          Daily                Current
Russell/Mellon Analytical Services, LLC                       Monthly              Current
Sapient Corporation                                           As needed            Current
Standard & Poor's                                             Daily                Current
Standard & Poor's Securities Evaluation                       Daily                Current
State Street Bank and Trust Company                           Daily                Current
The Macgregor Group, Inc.                                     As needed            Current
Wall Street On Demand, Inc.                                   Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated                              As needed            Current
Zephyr Associates                                             Quarterly            Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Portfolios may receive nonpublic portfolio holdings information.

                               Janus Aspen Series
                               Service II Shares

                        Supplement Dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES section on page 21 under the CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings.

The non-money market Portfolios' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market portfolio's full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Portfolios' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (top five portfolio holdings for Global Technology Portfolio) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the Portfolios are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Portfolios will be made available to any person monthly upon request, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Portfolios.

The Portfolios' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information for each Portfolio. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that a Portfolio has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                                              Frequency            Lag Time
----                                                              ---------            --------
Callan Associates                                             Quarterly            Current
Charles River Systems, Inc.                                   As needed            Current
Check Free Investment Services                                Daily                Current
Citibank, N.A.                                                Daily                Current
CMS BondEdge                                                  As needed            Current
eVestment Alliance                                            Quarterly            Current
Eagle Investment Systems Corp.                                As needed            Current
Factset Research Systems, Inc.                                As needed            Current
Financial Models Company, Inc.                                As needed            Current
FT Interactive Data Corporation                               Daily                Current
Institutional Shareholder Services, Inc.                      Daily                Current
International Data Corporation                                Daily                Current
Investment Technology Group, Inc.                             Daily                Current
Lehman Brothers Inc.                                          Daily                Current
Marco Consulting                                              Monthly              Current
Markit Loans, Inc.                                            Daily                Current
Mercer Investment Consulting, Inc.                            Quarterly            Current
Moody's Investors Service Inc.                                Weekly               7 days or more
NEPC                                                          Quarterly            Current
PricewaterhouseCoopers LLP                                    As needed            Current
Reuters America Inc.                                          Daily                Current
Russell/Mellon Analytical Services, LLC                       Monthly              Current
Sapient Corporation                                           As needed            Current
Standard & Poor's                                             Daily                Current
Standard & Poor's Securities Evaluation                       Daily                Current
State Street Bank and Trust Company                           Daily                Current
The Macgregor Group, Inc.                                     As needed            Current
Wall Street On Demand, Inc.                                   Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated                              As needed            Current
Zephyr Associates                                             Quarterly            Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Portfolios may receive nonpublic portfolio holdings information.

                               Janus Aspen Series
                             Money Market Portfolio
                              Institutional Shares

                        Supplement dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES section on page 9 under the INVESTMENT POLICIES AND RESTRICTIONS AND INVESTMENT STRATEGIES section of the Statement of Additional
Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolio are designed to be in the best interests of the Portfolio and to protect the confidentiality of the Portfolio's portfolio holdings.

The non-money market portfolios' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The Money Market Portfolio's full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for the Portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the non-money market portfolios are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Portfolio will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Portfolio's full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Portfolio.

The Portfolio's Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information for the Portfolio. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that the Portfolio has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                                              Frequency            Lag Time
----                                                              ---------            --------
Callan Associates                                             Quarterly            Current
Charles River Systems, Inc.                                   As needed            Current
Check Free Investment Services                                Daily                Current
Citibank, N.A.                                                Daily                Current
CMS BondEdge                                                  As needed            Current
eVestment Alliance                                            Quarterly            Current
Eagle Investment Systems Corp.                                As needed            Current
Factset Research Systems, Inc.                                As needed            Current
Financial Models Company, Inc.                                As needed            Current
FT Interactive Data Corporation                               Daily                Current
Institutional Shareholder Services, Inc.                      Daily                Current
International Data Corporation                                Daily                Current
Investment Technology Group, Inc.                             Daily                Current
Lehman Brothers Inc.                                          Daily                Current
Marco Consulting                                              Monthly              Current
Markit Loans, Inc.                                            Daily                Current
Mercer Investment Consulting, Inc.                            Quarterly            Current
Moody's Investors Service Inc.                                Weekly               7 days or more
NEPC                                                          Quarterly            Current
PricewaterhouseCoopers LLP                                    As needed            Current
Reuters America Inc.                                          Daily                Current
Russell/Mellon Analytical Services, LLC                       Monthly              Current
Sapient Corporation                                           As needed            Current
Standard & Poor's                                             Daily                Current
Standard & Poor's Securities Evaluation                       Daily                Current
State Street Bank and Trust Company                           Daily                Current
The Macgregor Group, Inc.                                     As needed            Current
Wall Street On Demand, Inc.                                   Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated                              As needed            Current
Zephyr Associates                                             Quarterly            Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Portfolio may receive nonpublic portfolio holdings information.